UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EuroFund,

      55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2014

Date of reporting period: 12/31/2013

Item 1 –	Report to Stockholders

DECEMBER 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock EuroFund

BlackRock Global SmallCap Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Dear Shareholder

Risk assets (such as equities) powered higher in 2013, for the most part unscathed by ongoing political and economic uncertainty. While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.

Equity markets rallied right out of the gate in January with cash pouring back in from the sidelines after a potential US fiscal crisis (i.e., the “fiscal cliff”) was averted with a last-minute tax deal. Key indicators signaling modest but broad-based improvements in the world’s major economies and a calming in Europe’s debt troubles fostered an aura of comfort for investors. Global economic momentum slowed in February, however, and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US showed greater stability than most other regions. Slow but positive growth was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus program. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies fell short of expectations.

Financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing — or “tapering” — the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Risk assets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes as the Fed defied market expectations with its decision to delay tapering. Easing of political tensions that had earlier surfaced in Egypt and Syria and the re-election of Angela Merkel as Chancellor of Germany also boosted investor sentiment. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but the rally quickly resumed when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of the year was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. On the one hand, persistent weak growth and low inflation provided significant latitude for monetary policy decisions and investors were encouraged by dovish comments from Fed Chair-to-be Janet Yellen. On the other hand, US housing and manufacturing reports had begun to signal fundamental improvement in the economy. The long-awaited taper announcement ultimately came in mid-December. The Fed reduced the amount of its monthly asset purchases, but at the same time, extended its time horizon for maintaining low short-term interest rates. Markets reacted positively as this move signaled the Fed’s perception of real improvement in the economy and investors felt relief from the tenacious anxiety that had gripped them throughout the year.

Accommodative monetary policy and the avoidance of major risks made 2013 a strong year for most equity markets. US stocks were the strongest performers for the six- and 12-month periods ended December 31. In contrast, emerging markets were weighed down by uneven growth and structural imbalances. Rising US Treasury yields led to a rare annual loss in 2013 for Treasury bonds and other high-quality fixed income sectors including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, generated gains driven by income-oriented investors seeking yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While monetary policy was the main driving force behind the rally in risk assets, it was also the main culprit for the bouts of volatility during the year.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	16.31%	32.39%
US small cap equities (Russell 2000® Index)	19.82	38.82
International equities (MSCI Europe, Australasia, Far East Index)	17.94	22.78
Emerging market equities (MSCI Emerging Markets Index)	7.70	(2.60)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.07
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.10)	(7.83)
US investment grade bonds (Barclays US Aggregate Bond Index)	0.43	(2.02)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.00	(2.55)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	5.94	7.44
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of December 31, 2013	BlackRock EuroFund

Investment Objective

BlackRock EuroFund’s (the “Fund”) investment objective is to seek capital appreciation primarily through investment in equities of corporations domiciled in European countries.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended December 31, 2013, the Fund generated positive double-digit returns, but underperformed its benchmark, the Morgan Stanley Capital International (“MSCI”) Europe Index.

What factors influenced performance?

•

At a sector level, the Fund’s performance benefited from its underweight in consumer staples. In particular, avoiding confectionary group Nestle S.A., consumer goods group Unilever and tobacco company British American Tobacco plc proved beneficial.

•

Financials provided the largest positive contribution to performance. Top performers included Societe Generale S.A., ING Groep NV-CVA and KBC Bank NV. An underweight in HSBC Holdings plc also proved successful.

•

The automobiles industry continued to provide strong performance through holdings in auto parts manufacturer Continental and car maker Volkswagen. Continental AG raised its full-year profit margin target due to a lower- than-expected increase in raw materials costs.

•	An investment in catalyst maker Johnson Matthey plc boosted performance, as the stock benefited from tighter European emissions rules and increased car and truck production.

•

Despite the Fund’s underweight in consumer staples contributing, positions in food retailer Jeronimo Martins SGPS SA and beverage producer Pernod Ricard hampered performance. Jeronimo Martins SGPS SA’s third-quarter net profit came in light of expectations following sales promotions in a tough competitive environment.

•

A top detractor was low-cost airline Ryanair Holdings plc. The stock’s share price fell following the CEO’s warning that weak bookings could drag on profits. Portfolio management remains optimistic about the company’s opportunity to grow in Italy, Scandinavia and Poland, where competition is much weaker, and also given the company’s potential for a sizeable cash return.

Describe recent portfolio activity.

•

In the third quarter of 2013, the Fund reduced its exposure to the health care sector by trimming a position in Bayer AG, while closing a position in Novo-Nordisk A/S, Class B. The proceeds were recycled into financials companies such as Societe Generale, Lloyds Bank plc, BNP Paribas SA and real estate groups The British Land Company plc and Land Securities Group plc, which should benefit from a pick-up in UK rental growth. The Fund also initiated a new position in logistics services group Deutsche Post AG, which offers attractive valuation and is cash generative. In the fourth quarter of 2013, the Fund took profits in cyclical names that have performed strongly, such as cement company Lafarge, aerospace group EADS and AZ Electronic Materials plc, provider of specialty chemicals to Apple Inc., Samsung Group, Sony Corporation and other major device makers. The proceeds were used to add exposure to the financials sector by adding to Commerzbank AG and Zurich Insurance Group and by initiating a new position in insurer Allianz SE.

Describe portfolio positioning at period end.

•

Relative to the MSCI Europe Index, the Fund ended the period overweight in consumer discretionary, IT, telecommunication services, health care, industrials; neutral in financials and underweight in consumer staples, energy, utilities and materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Vodafone Group PLC	5%
Novartis AG, Registered Shares	4
BG Group PLC	3
Sanofi	3
Anheuser-Busch InBev NV	3
Glencore Xstrata PLC	3
Roche Holding AG	3
Zurich Insurance Group AG	3
Imperial Tobacco Group PLC	2
Volkswagen AG, Preference Shares	2

Geographic Allocation	Percent of Long-Term Investments

United Kingdom	21%
France	19
Germany	16
Switzerland	15
Netherlands	8
Italy	5
Belgium	4
Sweden	4
Spain	2
Ireland	2
Portugal	2
Finland	1
Denmark	1

4	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock EuroFund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities, including common stock and convertible securities, of companies located in Europe. The Fund currently expects that a majority of the Fund’s assets will be invested in equity securities of companies in Western European countries, but may also invest in emerging markets in Eastern European countries.

[3]	This unmanaged broad-based capitalization-weighted index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended December 31, 2013

		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	22.43%	27.29%	N/A	12.88%	N/A	7.30%	N/A
Investor A	22.24	26.90	20.24%	12.64	11.43%	7.06	6.49%
Investor C	21.72	25.88	24.88	11.69	11.69	6.19	6.19
Class R	21.87	26.41	N/A	11.97	N/A	6.57	N/A
MSCI Europe Index	22.57	25.24	N/A	13.36	N/A	7.28	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[5]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,224.30	$5.55	$1,000.00	$1,020.21	$5.04	0.99%
Investor A	$1,000.00	$1,222.40	$7.11	$1,000.00	$1,018.80	$6.46	1.27%
Investor C	$1,000.00	$1,217.20	$11.74	$1,000.00	$1,014.62	$10.66	2.10%
Class R	$1,000.00	$1,218.70	$10.07	$1,000.00	$1,016.13	$9.15	1.80%

[5]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	5

Fund Summary as of December 31, 2013	BlackRock Global SmallCap Fund, Inc.

Investment Objective

BlackRock Global SmallCap Fund, Inc.’s (the “Fund”) investment objective is to seek long-term growth of capital by investing primarily in a portfolio of equity securities of small cap issuers located in various foreign countries and in the United States.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period ended December 31, 2013, the Fund outperformed its benchmark, the MSCI All Country World Small Cap Index and the broad-market MSCI World Index. The following discussion of relative performance pertains to the MSCI All County World Small Cap Index.

What factors influenced performance?

•

The Fund’s positioning in the financials sector contributed positively to relative performance due largely to stock selection within commercial banks and insurance companies and an underweight to real estate investment trusts (“REITs”). The Fund also generated positive results in health care, driven by stock selection within the equipment & supplies and providers & services industries and an overweight selection in biotechnology. Within information technology (“IT”), overweights and security selection in the internet software & services industry as well as the broader software & services industry group proved beneficial. Additionally, selection in industrials and an overweight to Denmark both contributed positively, largely due to the strong performance of Vestas Wind Systems A/S, a Danish manufacturer of wind turbines. While the Fund benefited from geographic allocation decisions generally, an underweight to Japanese stocks was particularly helpful to relative performance.

•

Selection in consumer discretionary stocks detracted from performance for the period, notably due to holdings within household durables and specialty retailers, as well as an underweight and selection in the internet & catalog retail industry. From a regional perspective, an allocation to the United Arab Emirates and an underweight to the strong-performing market of Sweden detracted as well.

Describe recent portfolio activity.

•

During the six-month period, the Fund reduced exposure to health care, most notably exiting the providers & services industry. The Fund also reduced consumer discretionary exposure, reducing positions in textiles and retail, although adding modestly to media holdings. The Fund added to several sectors, including energy, materials (especially within metals & mining) and financials, including commercial banks, insurance companies and diversified financial services.

Describe portfolio positioning at period end.

•

Relative to the MSCI All Country World Small Cap Index, the Fund ended the period overweight in health care and energy and underweight in financials, industrials, materials and the consumer sectors. Noteworthy strategic positioning included overweights to continental Europe, shale-focused oil exploration & production companies with drilling activity in the US and Africa, IT stocks in the US with a focus on software, airline stocks and emerging-market consumer discretionary and health care stocks. Conversely, the Fund remained underweight in REITs (financials), metals & mining (materials), capital goods (industrials), Japanese companies and emerging market stocks generally.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

Vestas Wind Systems A/S	2%
Africa Oil Corp.	2
Pitney Bowes, Inc.	1
Tribune Co.	1
Insys Therapeutics, Inc.	1
Mallinckrodt PLC	1
Aryzta AG	1
Hospira, Inc.	1
Rouse Properties, Inc	1
Abercrombie & Fitch Co.	1

Geographic Allocation	Percent of Long-Term Investments

United States	54%
United Kingdom	7
Canada	5
Japan	3
Denmark	3
France	3
Switzerland	3
Australia	2
Germany	2
Norway	2
Ireland	2
Belgium	2
China	2
Other[1]	10

[1]	Includes holdings within countries that are 1% or less of long-term investments. Please refer to the Schedule of Investments for such countries.

6	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

BlackRock Global SmallCap Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests in a diversified portfolio primarily consisting of equity securities of small cap issuers in various foreign countries and in the United States.

[3]

This unmanaged index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed markets. The MSCI World Index consists of 24 developed market country indices. The index targets a coverage range of around 85% of the free float-adjusted market capitalization in each market.

[4]

This unmanaged index is a free float-adjusted, market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets.

Performance Summary for the Period Ended December 31, 2013

		Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	22.78%	35.93%	N/A	17.95%	N/A	9.76%	N/A
Investor A	22.61	35.45	28.34%	17.58	16.32%	9.44	8.85%
Investor B	21.93	34.15	29.65	16.47	16.25	8.70	8.70
Investor C	22.09	34.35	33.35	16.61	16.61	8.55	8.55
Class R	22.36	34.95	N/A	17.10	N/A	9.04	N/A
MSCI World Index	16.83	26.68	N/A	15.02	N/A	6.98	N/A
MSCI All Country World Small Cap Index	18.29	28.66	N/A	20.72	N/A	10.31	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]
	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During the Period[6]	Annualized Expense Ratio
Institutional	$1,000.00	$1,227.80	$5.73	$1,000.00	$1,020.06	$5.19	1.02%
Investor A	$1,000.00	$1,226.10	$7.63	$1,000.00	$1,018.35	$6.92	1.36%
Investor B	$1,000.00	$1,219.30	$13.26	$1,000.00	$1,013.26	$12.03	2.37%
Investor C	$1,000.00	$1,220.90	$12.15	$1,000.00	$1,014.27	$11.02	2.17%
Class R	$1,000.00	$1,223.60	$9.75	$1,000.00	$1,016.43	$8.84	1.74%

[6]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

[7]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	7

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. On June 10, 2013, all of the issued and outstanding shares of EuroFund’s Investor B Shares were converted into Investor A Shares with the same relative aggregate net asset value.

•

Investor B Shares (available only in BlackRock Global SmallCap, Inc.) are subject to a maximum CDSC of 4.50% declining to 0% after six years. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) These shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Effective on June 10, 2013, all issued and outstanding Investor B Shares of EuroFund were converted into Investor A Shares.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on hypothetical investments of $1,000 invested on July 1, 2013 and held through December 31, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and foreign currency exchange contracts, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risk. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	9

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 4.3%
Anheuser-Busch InBev NV	103,509	$11,006,751
KBC Groep NV	108,070	6,144,371

		17,151,122
Denmark — 1.2%
Novo Nordisk A/S, Class B	25,873	4,742,568
Finland — 1.5%
Kone OYJ, Class B	96,556	4,354,538
Nokia OYJ	194,456	1,571,204

		5,925,742
France — 19.1%
Alcatel-Lucent (a)(b)	630,676	2,798,765
BNP Paribas SA	63,955	4,988,954
Cap Gemini SA	104,292	7,059,042
GDF Suez	309,164	7,271,356
Kering	17,813	3,765,320
L’Oreal SA	39,767	6,983,597
Lafarge SA	52,964	3,975,470
Legrand SA	119,851	6,605,282
Pernod Ricard SA	17,335	1,974,996
Publicis Groupe SA	80,866	7,409,365
Sanofi	110,308	11,780,320
Societe Generale SA	93,812	5,455,210
Vinci SA	102,738	6,753,094

		76,820,771
Germany — 16.0%
Allianz SE, Registered Shares	33,931	6,105,057
Bayer AG, Registered Shares	60,792	8,535,834
Commerzbank AG (a)	359,705	5,806,855
Continental AG	34,641	7,610,257
Deutsche Post AG, Registered Shares	161,303	5,891,587
Deutsche Telekom AG, Registered Shares	398,230	6,861,573
Merck KGaA	35,207	6,317,115
SAP AG	97,257	8,434,278
Volkswagen AG, Preference Shares	31,825	8,956,147

		64,518,703
Ireland — 1.5%
Ryanair Holdings PLC - ADR (a)	129,733	6,088,370
Italy — 5.2%
Atlantia SpA	224,468	5,028,044
Intesa Sanpaolo SpA	2,116,400	5,205,708
Luxottica Group SpA	78,863	4,226,376
Telecom Italia SpA	6,669,321	6,650,347

		21,110,475
Netherlands — 8.1%
ASML Holding NV	75,623	7,082,975
ING Groep NV CVA (a)	599,128	8,368,934
Randstad Holding NV	25,476	1,653,216
Common Stocks	Shares	Value
Netherlands (concluded)
Reed Elsevier NV	384,306	$8,167,945
Royal Dutch Shell PLC, Class B	189,818	7,159,967

		32,433,037
Portugal — 1.5%
Jeronimo Martins SGPS SA	306,130	5,985,983
Spain — 1.7%
Inditex SA	41,404	6,836,258
Sweden — 3.5%
Assa Abloy AB, Class B	98,444	5,212,029
Nordea Bank AB	405,504	5,467,328
SKF AB, Class B	128,357	3,366,211

		14,045,568
Switzerland — 14.6%
Adecco SA, Registered Shares (a)	25,465	2,021,582
Cie Financiere Richemont SA, Registered Shares	53,180	5,312,543
Glencore Xstrata PLC (a)	2,110,545	10,980,224
Novartis AG, Registered Shares	184,733	14,806,222
Roche Holding AG	37,061	10,381,756
UBS AG, Registered Shares (a)	272,703	5,221,537
Zurich Insurance Group AG (a)	35,095	10,179,793

		58,903,657
United Kingdom — 21.2%
Barclays PLC	1,851,984	8,374,454
BG Group PLC	587,801	12,648,508
British Land Co. PLC	372,442	3,882,889
HSBC Holdings PLC	344,728	3,783,095
Imperial Tobacco Group PLC	257,084	9,966,659
Johnson Matthey PLC	148,360	8,072,693
Land Securities Group PLC	254,929	4,072,366
Lloyds Banking Group PLC (a)	4,460,847	5,853,462
Merlin Entertainments PLC (a)	519,273	3,074,107
Rio Tinto PLC	60,528	3,420,415
Rolls-Royce Holdings PLC (a)	166,573	3,523,247
Vodafone Group PLC	4,725,845	18,606,549

		85,278,444
Total Long-Term Investments (Cost — $322,495,055) — 99.4%		399,840,698

Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	102,784	102,784

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	USD	US Dollar

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock EuroFund (Percentages shown are based on Net Assets)

Short-Term Securities		Beneficial Interest (000)	Value
Money Market Funds (concluded)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (c)(d)(e)		149	$148,750
Total Money Market Funds — 0.1%			251,534

Time Deposits	Par (000)		Value
Europe — 0.0%
Brown Brothers Harriman & Co., 0.08%, 1/02/14	EUR	37	50,238
Time Deposits		Par (000)	Value
United Kingdom — 0.4%
Brown Brothers Harriman & Co., 0.05%, 1/02/14	GBP	1,074	$1,779,056
Total Time Deposits — 0.4%			1,829,294
Total Short-Term Securities (Cost — $2,080,828) — 0.5%			2,080,828
Total Investments (Cost — $324,575,883) — 99.9%			401,921,526
Other Assets Less Liabilities — 0.1%			482,916

Net Assets — 100.0%			$402,404,442

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	196,705	(93,921)	102,784	$385
BlackRock Liquidity Series, LLC, Money Market Series	—	148,750	148,750	$3,647

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Foreign currency exchange contracts as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
GBP	128,203	USD	212,025	JPMorgan Chase Bank N.A.	1/02/14	$272
USD	130,100	EUR	94,584	Citibank N.A.	1/02/14	(19)
Total						$253

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	11

Schedule of Investments (concluded)	BlackRock EuroFund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$17,151,122	—	$17,151,122
Denmark	$4,742,568	—	—	4,742,568
Finland	—	5,925,742	—	5,925,742
France	—	76,820,771	—	76,820,771
Germany	—	64,518,703	—	64,518,703
Ireland	6,088,370	—	—	6,088,370
Italy	—	21,110,475	—	21,110,475
Netherlands	—	32,433,037	—	32,433,037
Portugal	—	5,985,983	—	5,985,983
Spain	—	6,836,258	—	6,836,258
Sweden	—	14,045,568	—	14,045,568
Switzerland	—	58,903,657	—	58,903,657
United Kingdom	3,074,107	82,204,337	—	85,278,444
Short-Term Securities:
Money Market Funds	102,784	148,750	—	251,534
Time Deposits	—	1,829,294	—	1,829,294

Total	$14,007,829	$387,913,697	—	$401,921,526

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$272	—	—	$272
Liabilities:
Foreign currency exchange contracts	(19)	—	—	(19)

Total	$253	—	—	$253

[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s liabilities approximates fair value for financial statement purposes. As of December 31, 2013, collateral on securities loaned at value of $(148,750) is categorized as Level 2 within the disclosure hierarchy.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of June 30, 2013, there were securities with a value of $7,205,680 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of December 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period June 30, 2013 to December 31, 2013.

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 0.3%
Arcos Dorados Holdings, Inc., Class A	229,100	$2,776,692
Australia — 2.4%
ASX Ltd.	127,300	4,186,266
Atlas Iron Ltd.	3,386,500	3,500,833
Bank of Queensland Ltd.	641,000	6,978,618
Mirvac Group	3,485,484	5,241,167
Orocobre Ltd. (a)(b)	2,632,281	5,864,415
Pancontinental Oil & Gas NL (a)	17,769,200	967,833

		26,739,132
Belgium — 1.7%
Ageas	138,400	5,901,861
Befimmo SA	72,023	4,998,687
Mobistar SA	402,200	7,647,492

		18,548,040
Brazil — 0.3%
Ser Educacional SA (a)	380,700	3,792,074
Canada — 5.1%
Africa Oil Corp. (a)(b)	2,441,500	21,214,446
Cameco Corp.	270,500	5,612,445
Cathedral Energy Services Ltd.	641,900	3,087,888
Continental Gold, Ltd. (a)(b)	865,200	2,753,002
Diagnocure, Inc. (a)(c)	4,852,780	685,260
Dollarama, Inc.	54,000	4,484,198
Halogen Software, Inc. (a)	241,000	2,983,431
Lundin Mining Corp. (a)(b)	1,124,200	4,868,270
Painted Pony Petroleum Ltd. (a)(b)	375,825	2,455,378
Premier Gold Mines, Ltd. (a)(b)	1,474,800	2,082,561
Torex Gold Resources, Inc. (a)(b)	1,912,000	1,691,956
Trevali Mining Corp. (a)(b)	4,097,423	3,895,879
Trevali Mining Corp. (a)(d)	1,637,800	1,557,240

		57,371,954
China — 1.5%
21Vianet Group, Inc. - ADR (a)	193,904	4,560,622
51job, Inc. - ADR (a)	27,700	2,157,830
Daphne International Holdings Ltd. (b)	5,200,300	2,344,534
Parkson Retail Group Ltd. (b)	2,904,500	895,214
Shimao Property Holdings Ltd. (b)	3,011,500	6,942,163

		16,900,363
Denmark — 3.0%
ALK-Abello A/S	26,300	2,977,862
Pandora A/S	125,300	6,810,911
Vestas Wind Systems A/S (a)	801,060	23,720,551

		33,509,324
Finland — 0.4%
Sanitec Corp. (a)	443,700	4,656,475
France — 3.0%
Eurofins Scientific SE	23,575	6,380,819
GameLoft SE (a)(b)	763,583	8,603,273
Saft Groupe SA	295,600	10,165,015
UbiSoft Entertainment SA (a)	565,500	8,009,356

		33,158,463
Germany — 2.1%
Aareal Bank AG (a)	99,946	3,965,692
GEA Group AG	77,850	3,712,312
Gerresheimer AG	90,700	6,354,887
Common Stocks	Shares	Value
Germany (concluded)
Rheinmetall AG	95,200	$5,873,314
Wacker Chemie AG	28,400	3,148,352

		23,054,557
Hong Kong — 1.4%
China Taiping Insurance Holdings Co. Ltd. (a)(b)	1,285,800	2,632,562
Chow Sang Sang Holdings International Ltd.	1,412,000	4,033,967
Clear Media Ltd.	2,091,000	1,790,522
Ming Fai International Holdings Ltd.	8,059,100	883,411
Nine Dragons Paper Holdings Ltd. (b)	5,833,000	5,095,004
West China Cement, Ltd.	9,368,000	1,393,028

		15,828,494
India — 1.1%
Bank of Baroda	333,000	3,485,052
Container Corp. of India	172,050	2,049,316
GVK Power & Infrastructure, Ltd.	7,999,345	1,224,072
Zee Entertainment Enterprises Ltd.	1,264,700	5,664,701

		12,423,141
Indonesia — 0.3%
Tower Bersama Infrastructure Tbk PT (a)	7,656,276	3,653,899
Ireland — 1.8%
Mallinckrodt PLC (a)	233,313	12,192,938
Ryanair Holdings PLC - ADR (a)	162,696	7,635,323

		19,828,261
Israel — 0.6%
SodaStream International Ltd. (a)(b)	135,900	6,746,076
Italy — 1.6%
Maire Tecnimont SpA	631,300	1,415,621
Mediolanum SpA	987,800	8,559,748
Unipol Gruppo Finanziario SpA	1,365,800	8,151,060

		18,126,429
Japan — 3.5%
Asics Corp.	225,350	3,851,738
Bit-isle, Inc. (b)	105,500	837,588
Credit Saison Co., Ltd.	140,500	3,703,857
Don Quijote Co., Ltd.	98,300	5,958,953
Hisaka Works Ltd.	217,000	2,045,098
Hokuhoku Financial Group, Inc.	1,551,000	3,100,975
NGK Insulators Ltd.	249,400	4,746,301
Nippon Yusen KK	2,513,000	8,035,134
Rohm Co., Ltd.	127,400	6,214,197

		38,493,841
Malaysia — 0.2%
AirAsia Bhd	2,929,200	1,969,971
Netherlands — 0.5%
Koninklijke Boskalis Westminster NV	100,397	5,310,358
Norway — 1.7%
DNO International ASA (a)	1,972,850	7,895,856
Hoegh Liquified Natural Gas Holdings Ltd. (a)	624,400	4,920,832
Storebrand ASA	982,300	6,157,645

		18,974,333
Portugal — 0.5%
Banco Espirito Santo SA, Registered Shares (a)	4,275,300	6,105,661

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	13

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Republic of Korea — 0.7%
Daum Communications Corp.	99,700	$7,942,375
Spain — 1.3%
Bankinter SA	1,167,000	8,019,209
Laboratorios Farmaceuticos Rovi SA	459,315	6,306,156

		14,325,365
Switzerland — 2.6%
Aryzta AG (a)	149,577	11,493,328
OC Oerlikon Corp. AG, Registered Shares (a)	267,900	4,013,279
Straumann Holding AG, Registered Shares	17,700	3,320,742
Sulzer AG, Registered Shares	40,150	6,487,482
Swiss Life Holding AG, Registered Shares (a)	18,700	3,887,723

		29,202,554
United Arab Emirates — 0.6%
Polarcus Ltd. (a)(b)	8,864,891	6,884,811
United Kingdom — 7.4%
APR Energy PLC (b)	330,396	5,197,633
Atlas Mara Co-Nvest, Ltd. (a)	549,800	6,638,835
Babcock International Group PLC	407,700	9,161,030
Bahamas Petroleum Co. PLC (a)	10,750,334	774,939
BowLeven PLC (a)	3,653,700	2,306,034
Crest Nicholson Holdings PLC (a)	1,057,700	6,394,720
easyJet PLC	196,716	5,013,700
Inchcape PLC	482,200	4,924,156
Intertek Group PLC	96,900	5,057,341
London Stock Exchange Group PLC	238,100	6,849,280
Michael Page International PLC	656,200	5,311,864
Monitise PLC (a)	3,679,800	4,097,636
Ophir Energy PLC (a)	851,309	4,623,116
Oxford Immunotec Global PLC	308,000	5,969,040
Rexam PLC	832,334	7,323,035
WANdisco PLC (a)	133,200	2,713,042

		82,355,401
United States — 53.5%
Abaxis, Inc. (a)	274,828	10,998,617
Abercrombie & Fitch Co., Class A	336,927	11,088,268
Albemarle Corp.	114,200	7,239,138
Alpha Natural Resources, Inc. (a)(b)	771,900	5,511,366
AMC Entertainment Holdings, Inc., Class A (a)	272,200	5,593,710
Apollo Education Group, Inc., Class A (a)	372,578	10,178,831
ARRIS Group, Inc. (a)	342,700	8,349,886
Axiall Corp.	144,264	6,843,884
Bankrate, Inc. (a)(b)	154,467	2,771,138
BBCN Bancorp, Inc.	413,400	6,858,306
Bill Barrett Corp. (a)	202,100	5,412,238
Bravo Brio Restaurant Group, Inc. (a)	228,400	3,716,068
Celanese Corp., Series A	116,300	6,432,553
The Children’s Place Retail Stores, Inc. (a)(b)	80,300	4,574,691
Constant Contact, Inc. (a)	356,355	11,071,950
Deckers Outdoor Corp. (a)(b)	52,100	4,400,366
Dendreon Corp. (a)(b)	1,093,494	3,269,547
Discover Financial Services	110,100	6,160,095
Dorian LPG, Ltd. (a)	1,341,053	5,063,247
Drew Industries, Inc.	68,351	3,499,571
DSP Group, Inc. (a)	512,249	4,973,938
E*Trade Financial Corp. (a)	401,500	7,885,460
Edwards Lifesciences Corp. (a)	167,004	10,982,183
Elizabeth Arden, Inc. (a)	96,899	3,435,070
Emerald Oil, Inc. (a)(b)	596,400	4,568,424
Common Stocks	Shares	Value
United States (continued)
Enzymotec, Ltd. (a)	208,806	$5,639,850
Extended Stay America, Inc. (a)	43,100	1,131,806
F5 Networks, Inc. (a)	94,100	8,549,926
Flowers Foods, Inc.	205,900	4,420,673
Foot Locker, Inc.	110,100	4,562,544
Forest City Enterprises, Inc., Class A (a)	181,533	3,467,280
Greenhill & Co., Inc.	125,200	7,254,088
HD Supply Holdings, Inc. (a)	433,300	10,403,533
Helix Energy Solutions Group, Inc. (a)	228,300	5,291,994
Hospira, Inc. (a)	278,318	11,488,967
IDEX Corp.	130,150	9,611,578
Informatica Corp. (a)	112,100	4,652,150
ING US, Inc.	286,426	10,067,874
Insys Therapeutics, Inc. (a)	316,303	12,244,089
j2 Global, Inc. (b)	120,500	6,026,205
Kennametal, Inc.	75,500	3,931,285
The KEYW Holding Corp. (a)(b)	284,200	3,819,648
Kraton Performance Polymers, Inc. (a)	212,500	4,898,125
LKQ Corp. (a)	162,726	5,353,685
MannKind Corp. (a)(b)	704,832	3,672,175
Manpower, Inc.	58,800	5,048,568
Merit Medical Systems, Inc. (a)	700,303	11,022,769
Mistras Group, Inc. (a)	113,500	2,369,880
Monotype Imaging Holdings, Inc.	163,394	5,205,733
Myriad Genetics, Inc. (a)(b)	361,436	7,582,927
Nordson Corp.	96,200	7,147,660
NorthWestern Corp.	114,900	4,977,468
NuVasive, Inc. (a)	261,634	8,458,627
Oasis Petroleum, Inc. (a)	153,700	7,219,289
Office Depot, Inc. (a)	1,633,659	8,642,056
OSI Systems, Inc. (a)	160,600	8,529,466
Pennsylvania Real Estate Investment Trust	149,303	2,833,771
Pinnacle Financial Partners, Inc.	59,719	1,942,659
Pinnacle Foods, Inc.	201,885	5,543,762
Pitney Bowes, Inc.	561,900	13,092,270
PNM Resources, Inc.	227,900	5,496,948
Prestige Brands Holdings, Inc. (a)	163,051	5,837,226
PrivateBancorp, Inc.	294,900	8,531,457
Procera Networks, Inc. (a)(b)	252,000	3,785,040
Proofpoint, Inc. (a)	311,400	10,329,138
PVH Corp.	36,000	4,896,720
Rock-Tenn Co., Class A	19,100	2,005,691
Rouse Properties, Inc.	509,565	11,307,247
SciQuest, Inc. (a)(b)	272,386	7,757,553
Scorpio Tankers, Inc.	318,400	3,753,936
Silver Bay Realty Trust Corp.	665,551	10,642,160
SM Energy Co.	88,600	7,363,546
Springleaf Holdings, Inc. (a)(b)	176,500	4,461,920
Steel Dynamics, Inc.	489,300	9,560,922
Supervalu, Inc. (a)	1,322,200	9,638,838
Support.com, Inc. (a)	955,706	3,622,126
Synovus Financial Corp.	1,660,000	5,976,000
Tableau Software, Inc., Class A (a)	32,500	2,240,225
Taylor Morrison Home Corp., Class A (a)	52,200	1,171,890
TECO Energy, Inc.	378,000	6,516,720
Teleflex, Inc.	117,364	11,015,785
TIBCO Software, Inc. (a)	375,900	8,450,232
Timken Co.	132,200	7,280,254
Tribune Co., Class A (a)	167,685	12,978,819
Trimble Navigation Ltd. (a)(b)	222,900	7,734,630
Umpqua Holdings Corp.	332,300	6,360,222

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
Vera Bradley, Inc. (a)(b)	252,700	$6,074,908
WebMD Health Corp. (a)	95,500	3,772,250
Webster Financial Corp.	269,300	8,396,774
Weight Watchers International, Inc. (b)	118,400	3,898,912
Wright Medical Group, Inc. (a)	286,939	8,811,897

		596,652,911
Total Common Stocks — 99.1%		1,105,330,955

Warrants (e) — 0.0%
United Kingdom — 0.0%
Atlas Mara Co-Nvest, Ltd. (a)	549,800	351,872
Total Long-Term Investments (Cost — $811,458,039) — 99.1%		1,105,682,827

Short-Term Securities
Money Market Funds — 9.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (f)(g)	11,012,040	11,012,040

Short-Term Securities		Beneficial Interest (000)	Value
Money Market Funds (concluded)
BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (f)(g)(h)		92,853	$92,852,762
Total Money Market Funds — 9.3%			103,864,802

Time Deposits		Par (000)
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 1/02/14	HKD	18	$18,490
United States — 0.0%
Brown Brothers Harriman & Co., 0.06%, 1/02/14	USD	6	5,787
Total Time Deposits — 0.0%			24,277
Total Short-Term Securities (Cost — $103,889,079) — 9.3%			103,889,079
Total Investments (Cost — $915,347,118) — 108.4%			1,209,571,906
Liabilities in Excess of Other Assets — (8.4)%			(93,951,851)

Net Assets — 100.0%			$1,115,620,055

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the six months, for purposes of Section 2(a)(3) of the Investment Company Act of 19

Affiliate	Shares Held at June 30, 2013	Shares Purchased	Shares Sold	Shares Held at December 31, 2013	Value at December 31, 2013	Realized Loss	Income
Diagnocure, Inc.	4,934,180	—	(81,400)	4,852,780	685,260	$(355,219)	—

(d)	Restricted security as to resale. As of report date, the Fund held 0.14% of its net assets, with a current value of $1,557,240 and an original cost of $1,297,422 in these securities.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(f)	Investments in issuers considered to be an affiliate of the Fund during the six months ended December 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at June 30, 2013	Net Activity	Shares/Beneficial Interest Held at December 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	39,123,915	(28,111,875)	11,012,040	$2,760
BlackRock Liquidity Series, LLC, Money Market Series	98,615,100	(5,762,338)	92,852,762	$897,585

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	15

Schedule of Investments (continued)	BlackRock Global SmallCap Fund, Inc.

•	Foreign currency exchange contracts as of December 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
HKD	3,093,028	USD	398,855	Deutsche Bank AG	1/02/14	$24
CAD	573,000	USD	538,891	UBS AG	1/03/14	530
Total						$554

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term investments:
Common Stocks:
Argentina	$2,776,692	—	—	$2,776,692
Australia	967,833	$25,771,299	—	26,739,132
Belgium	4,998,687	13,549,353	—	18,548,040
Brazil	3,792,074	—	—	3,792,074
Canada	57,371,954	—	—	57,371,954
China	7,613,666	9,286,697	—	16,900,363
Denmark	2,977,862	30,531,462	—	33,509,324
Finland	4,656,475	—	—	4,656,475
France	8,603,273	24,555,190	—	33,158,463
Germany	—	23,054,557	—	23,054,557
Hong Kong	2,673,933	13,154,561	—	15,828,494
India	2,049,316	10,373,825	—	12,423,141
Indonesia	—	3,653,899	—	3,653,899
Ireland	19,828,261	—	—	19,828,261
Israel	6,746,076	—	—	6,746,076
Italy	1,415,621	$16,710,808	—	18,126,429
Japan	—	38,493,841	—	38,493,841
Malaysia	—	1,969,971	—	1,969,971
Netherlands	—	5,310,358	—	5,310,358
Norway	4,920,832	14,053,501	—	18,974,333
Portugal	—	6,105,661	—	6,105,661
South Korea	—	7,942,375	—	7,942,375
Spain	6,306,156	8,019,209	—	14,325,365
Switzerland	—	29,202,554	—	29,202,554
United Arab Emirates	—	6,884,811	—	6,884,811

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Global SmallCap Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Long-Term investments (concluded):
Common Stocks (concluded):
United Kingdom	$26,913,270	$55,442,131	—	$82,355,401
United States	596,652,911	—	—	596,652,911
Warrants	351,872	—	—	351,872
Short-Term securities:
Money Market	11,012,040	92,852,762	—	103,864,802
Time Deposits	—	24,277	—	24,277

Total	$772,628,804	$436,943,102	—	$1,209,571,906

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$554	—	—	$554
[1] Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and liabilities approximates fair value for financial statement purposes. As of December 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$538,163	—	—	$538,163
Liabilities:
Collateral on securities loaned at value	—	$(92,852,762)	—	(92,852,762)

Total	$538,163	$(92,852,762)	—	$(92,314,599)

There were no transfers between levels during the six months ended December 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	17

Statements of Assets and Liabilities

December 31, 2013 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Assets
Investments at value — unaffiliated[1,2]	$401,669,992	$1,105,021,844
Investments at value — affiliated[3]	251,534	104,550,062
Foreign currency at value[4]	—	538,163
Capital shares sold receivable	414,452	2,215,711
Investments sold receivable	152,290	1,825,618
Dividends receivable	710,942	871,643
Securities lending income receivable — affiliated	1,981	209,735
Unrealized appreciation on foreign currency exchange contracts	272	554
Prepaid expenses	58,442	75,671
Other income receivable — affiliated	144	156,864

Total assets	403,260,049	1,215,465,865

Liabilities
Collateral on securities loaned at value	148,750	92,852,762
Capital shares redeemed payable	234,905	4,350,480
Investments purchased payable	—	1,102,272
Investment advisory fees payable	244,850	785,118
Service and distribution fees payable	53,585	383,022
Officer’s and Directors’ fees payable	4,050	8,028
Other affiliates payable	568	1,871
Unrealized depreciation on foreign currency exchange contracts	19	—
Other accrued expenses payable	168,880	362,257

Total liabilities	855,607	99,845,810

Net Assets	$402,404,442	$1,115,620,055

Net Assets Consist of
Paid-in capital	$439,307,012	$833,035,358
Distributions in excess of net investment income	(249,298)	(31,994,632)
Undistributed net realized gain (accumulated net realized loss)	(114,020,733)	20,352,786
Net unrealized appreciation/depreciation	77,367,461	294,226,543

Net Assets	$402,404,442	$1,115,620,055

[1] Investments at cost — unaffiliated	$324,324,349	$797,549,585
[2] Securities loaned at value	$368,003	$89,234,473
[3] Investments at cost — affiliated	$251,534	$117,797,533
[4] Foreign currency at cost	—	$544,083

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Assets and Liabilities (concluded)

December 31, 2013 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Net Asset Value
Institutional:
Net assets	$198,747,350	$298,714,394

Shares outstanding	12,076,258	10,520,442

Net asset value	$16.46	$28.39

Par value	$0.10	$0.100

Shares authorized	Unlimited	100 million

Investor A:
Net assets	$182,793,600	$453,225,099

Shares outstanding	11,309,879	16,394,236

Net asset value	$16.16	$27.65

Par value	$0.10	$0.100

Shares authorized	Unlimited	100 million

Investor B:
Net assets	—	$5,820,462

Shares outstanding	—	223,052

Net asset value	—	$26.09

Par value	—	$0.100

Shares authorized	—	100 million

Investor C:
Net assets	$19,143,398	$324,526,423

Shares outstanding	1,641,915	13,011,630

Net asset value	$11.66	$24.94

Par value	$0.10	$0.100

Shares authorized	Unlimited	100 million

Class R:
Net assets	$1,720,094	$33,333,677

Shares outstanding	138,034	1,273,974

Net asset value	$12.46	$26.17

Par value per share	$0.10	$0.100

Shares authorized	Unlimited	100 million

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	19

Statements of Operations

Six Months Ended December 31, 2013 (Unaudited)	BlackRock EuroFund	BlackRock Global SmallCap Fund, Inc.

Investment Income
Dividends — unaffiliated	$1,882,977	$5,133,832
Foreign taxes withheld	(116,958)	(198,490)
Securities lending — affiliated — net	3,647	897,585
Dividends — affiliated	385	2,760
Other income — affiliated	144	156,864

Total income	1,770,195	5,992,551

Expenses
Investment advisory	1,223,798	4,417,119
Service — Investor A	210,767	523,226
Service and distribution — Investor B	—	33,509
Service and distribution — Investor C	82,747	1,521,434
Service and distribution — Class R	4,046	79,804
Transfer agent — Institutional	79,100	137,217
Transfer agent — Investor A	117,307	393,315
Transfer agent — Investor B	—	14,937
Transfer agent — Investor C	18,101	373,702
Transfer agent — Class R	3,340	50,089
Accounting services	36,376	119,504
Custodian	50,759	95,133
Professional	39,677	57,253
Registration	35,680	51,812
Printing	21,690	31,727
Officer and Directors	11,909	16,676
Miscellaneous	17,254	26,580

Total expenses	1,952,551	7,943,037
Less fees waived by Manager	(668)	(4,547)

Total expenses after fees waived	1,951,883	7,938,490

Net investment loss	(181,688)	(1,945,939)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	18,105,239	84,124,795
Investments — affiliated	—	(355,219)
Financial futures contracts	177,333	—
Foreign currency transactions	(379,392)	7,350

	17,903,180	83,776,926

Net change in unrealized appreciation/depreciation on:
Investments	45,258,091	124,902,938
Foreign currency translations	35,670	15,362

	45,293,761	124,918,300

Total realized and unrealized gain	63,196,941	208,695,226

Net Increase in Net Assets Resulting from Operations	$63,015,253	$206,749,287

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Statements of Changes in Net Assets

	BlackRock EuroFund		BlackRock Global SmallCap Fund, Inc.
Increase (Decrease) in Net Assets:	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013	Six Months Ended December 31, 2013 (Unaudited)	Year Ended June 30, 2013

Operations
Net investment income (loss)	$(181,688)	$4,950,756	$(1,945,939)	$1,561,507
Net realized gain	17,903,180	28,971,628	83,776,926	84,286,425
Net change in unrealized appreciation/depreciation	45,293,761	23,861,972	124,918,300	77,690,343

Net increase in net assets resulting from operations	63,015,253	57,784,356	206,749,287	163,538,275

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(2,421,532)	(1,036,094)[1]	(2,290,080)	(5,938,089)[1]
Investor A	(1,694,336)	(2,325,850)[1]	(2,834,483)	(8,860,041)[1]
Investor B	—	—	(5,961)	(96,225)[1]
Investor C	(167,648)	(84,491)[1]	(1,049,729)	(5,424,300)[1]
Class R	(14,502)	(11,724)[1]	(164,507)	(666,507)[1]
Net realized gain:
Institutional	—	—	(29,361,177)	—
Investor A	—	—	(45,378,995)	—
Investor B	—	—	(660,065)	—
Investor C	—	—	(35,634,766)	—
Class R	—	—	(3,560,341)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(4,298,018)	(3,458,159)	(120,940,104)	(20,985,162)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	90,002,146	(74,147,203)	111,765,939	(28,819,112)

Net Assets
Total increase (decrease) in net assets	148,719,381	(19,821,006)	197,575,122	113,734,001
Beginning of period	253,685,061	273,506,067	918,044,933	804,310,932

End of period	$402,404,442	$253,685,061	$1,115,620,055	$918,044,933

Undistributed (distributions in excess of) net investment income, end of period	$(249,298)	$4,230,408	$(31,994,632)	$(23,703,933)

[1]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	21

Financial Highlights	BlackRock EuroFund

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.62		$11.29	$13.97	$10.41		$10.65	$18.07

Net investment income[1]	0.01		0.27	0.16	0.36		0.21	0.33
Net realized and unrealized gain (loss)	3.03		2.22	(2.43)	3.41		(0.05)	(6.63)

Net increase (decrease) from investment operations	3.04		2.49	(2.27)	3.77		0.16	(6.30)

Dividends and distributions from:
Net investment income	(0.20)		(0.16)[2]	(0.41)[2]	(0.21)[2]		(0.40)[2]	(0.40)[2]
Net realized gain	—		—	—	—		—	(0.72)[2]

Total dividends and distributions	(0.20)		(0.16)	(0.41)	(0.21)		(0.40)	(1.12)

Redemption fee	—		—	—	0.00	[3]	0.00 [3]	0.00 [3]

Net asset value, end of period	$16.46		$13.62	$11.29	$13.97		$10.41	$10.65

Total Investment Return[4]
Based on net asset value	22.43%	[5]	22.10%	(15.99)%	36.42%	[6]	0.78% [6]	(34.12)% [6]

Ratios to Average Net Assets
Total expenses	0.99%	[7]	1.07%	1.17%	1.05%		1.09%	1.11%

Total expenses after fees waived	0.99%	[7]	1.07%	1.17%	1.05%		1.08%	1.11%

Net investment income	0.10%	[7]	2.09%	1.40%	2.80%		1.73%	2.83%

Supplemental Data
Net assets, end of period (000)	$198,747		$88,713	$81,040	$114,551		$101,632	$133,540

Portfolio turnover	44%		115%	162%	148%		161%	124%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock EuroFund

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$13.35		$11.08	$13.71	$10.22		$10.47	$17.78

Net investment income (loss)[1]	(0.01)		0.20	0.14	0.33		0.18	0.30
Net realized and unrealized gain (loss)	2.97		2.22	(2.39)	3.35		(0.05)	(6.52)

Net increase (decrease) from investment operations	2.96		2.42	(2.25)	3.68		0.13	(6.22)

Dividends and distributions from:
Net investment income	(0.15)		(0.15)[2]	(0.38)[2]	(0.19)[2]		(0.38)[2]	(0.37)[2]
Net realized gain	—		—	—	—		—	(0.72)[2]

Total dividends and distributions	(0.15)		(0.15)	(0.38)	(0.19)		(0.38)	(1.09)

Redemption fee	—		—	—	0.00	[3]	0.00 [3]	0.00 [3]

Net asset value, end of period	$16.16		$13.35	$11.08	$13.71		$10.22	$10.47

Total Investment Return[4]
Based on net asset value	22.24%	[5]	21.89%	(16.18)%	36.15%	[6]	0.53% [6]	(34.21)% [6]

Ratios to Average Net Assets
Total expenses	1.27%	[7]	1.29%	1.33%	1.25%		1.28%	1.30%

Total expenses after fees waived	1.27%	[7]	1.29%	1.33%	1.25%		1.28%	1.30%

Net investment income (loss)	(0.19)%	[7]	1.62%	1.21%	2.56%		1.51%	2.68%

Supplemental Data
Net assets, end of period (000)	$182,794		$149,426	$176,609	$210,047		$189,788	$219,697

Portfolio turnover	44%		115%	162%	148%		161%	124%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	23

Financial Highlights (continued)	BlackRock EuroFund

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$9.67		$8.05	$10.06	$7.54		$7.81	$13.67

Net investment income (loss)[1]	(0.06)		0.09	0.03	0.16		0.06	0.15
Net realized and unrealized gain (loss)	2.15		1.58	(1.75)	2.47		(0.03)	(5.02)

Net increase (decrease) from investment operations	2.09		1.67	(1.72)	2.63		0.03	(4.87)

Dividends and distributions from:
Net investment income	(0.10)		(0.05)[2]	(0.29)[2]	(0.11)[2]		(0.30)[2]	(0.27)[2]
Net realized gain	—		—	—	—		—	(0.72)[2]

Total dividends and distributions	(0.10)		(0.05)	(0.29)	(0.11)		(0.30)	(0.99)

Redemption fee	—		—	—	0.00	[3]	0.00 [3]	0.00 [3]

Net asset value, end of period	$11.66		$9.67	$8.05	$10.06		$7.54	$7.81

Total Investment Return[4]
Based on net asset value	21.72%	[5]	20.83%	(16.88)%	35.01%	[6]	(0.36)% [6]	(34.75)% [6]

Ratios to Average Net Assets
Total expenses	2.10%	[7]	2.14%	2.22%	2.11%		2.13%	2.15%

Total expenses after fees waived	2.10%	[7]	2.14%	2.22%	2.11%		2.13%	2.15%

Net investment income (loss)	(1.01)%	[7]	0.99%	0.30%	1.66%		0.64%	1.73%

Supplemental Data
Net assets, end of period (000)	$19,143		$13,982	$13,470	$22,169		$20,997	$25,504

Portfolio turnover	44%		115%	162%	148%		161%	124%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (concluded)	BlackRock EuroFund

	Class R
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$10.32		$8.57	$10.72	$8.02		$8.29	$14.50

Net investment income (loss)[1]	(0.04)		0.13	0.04	0.19		0.08	0.20
Net realized and unrealized gain (loss)	2.29		1.69	(1.87)	2.65		(0.02)	(5.36)

Net increase (decrease) from investment operations	2.25		1.82	(1.83)	2.84		0.06	(5.16)

Dividends and distributions from:
Net investment income	(0.11)		(0.07)[2]	(0.32)[2]	(0.14)[2]		(0.33)[2]	(0.33)[2]
Net realized gain	—		—	—	—		—	(0.72)[2]

Total dividends and distributions	(0.11)		(0.07)	(0.32)	(0.14)		(0.33)	(1.05)

Redemption fee	—		—	—	0.00	[3]	0.00 [3]	0.00 [3]

Net asset value, end of period	$12.46		$10.32	$8.57	$10.72		$8.02	$8.29

Total Investment Return[4]
Based on net asset value	21.87%	[5]	21.32%	(16.81)%	35.54%	[6]	(0.05)% [6]	(34.73)% [6]

Ratios to Average Net Assets
Total expenses	1.80%	[7]	1.80%	1.96%	1.85%		1.87%	2.02%

Total expenses after fees waived	1.80%	[7]	1.80%	1.96%	1.85%		1.86%	2.02%

Net investment income (loss)	(0.73)%	[7]	1.34%	0.46%	1.90%		0.87%	2.29%

Supplemental Data
Net assets, end of period (000)	$1,720		$1,564	$1,405	$2,275		$2,083	$2,713

Portfolio turnover	44%		115%	162%	148%		161%	124%

[1]	Based on average shares outstanding.

[2]	Determined in accordance with federal income tax regulations.

[3]	Amount is less than $0.005 per share.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	25

Financial Highlights	BlackRock Global SmallCap Fund, Inc.

	Institutional
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$25.94		$21.87	$24.41	$18.32		$16.17		$24.45

Net investment income[1]	0.02		0.18	0.07	0.13		0.06		0.11
Net realized and unrealized gain (loss)	2.67		4.58	(2.31)	6.13	[2]	2.09	[2]	(6.59)[2]

Net increase (decrease) from investment operations	2.69		4.76	(2.24)	6.26		2.15		(6.48)

Dividends and distributions from:
Net investment income	(0.24)		(0.69)[3]	(0.30)[3]	(0.17)[3]		—		(0.04)[3]
Net realized gain	—		—	—	—		—		(1.76)[3]

Total dividends and distributions	(0.24)		(0.69)	(0.30)	(0.17)		—		(1.80)

Net asset value, end of period	$28.39		$25.94	$21.87	$24.41		$18.32		$16.17

Total Investment Return[4]
Based on net asset value	22.78%	[5]	22.20%	(9.11)%	34.25%	[6]	13.30%	[6]	(27.75)% [6]

Ratios to Average Net Assets
Total expenses	1.02%	[7]	1.02%	1.12%	1.08%		1.12%		1.20%

Total expenses after fees waived	1.02%	[7]	1.02%	1.12%	1.08%		1.12%		1.20%

Net investment income	0.13%	[7]	0.76%	0.30%	0.58%		0.31%		0.65%

Supplemental Data
Net assets, end of period (000)	$298,714		$244,523	$186,022	$461,012		$326,440		$250,720

Portfolio turnover	40%		73%	73%	82%		73%		114%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor A
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$25.33		$21.40	$23.91	$17.95		$15.89		$24.10

Net investment income (loss)[1]	(0.03)		0.08	0.02	0.06		(0.00)[2]		0.06
Net realized and unrealized gain (loss)	2.54		4.49	(2.29)	6.01	[3]	2.06	[3]	(6.50)[3]

Net increase (decrease) from investment operations	2.51		4.57	(2.27)	6.07		2.06		(6.44)

Dividends and distributions from:
Net investment income	(0.19)		(0.64)[4]	(0.24)[4]	(0.11)[4]		—		(0.01)[4]
Net realized gain	—		—	—	—		—		(1.76)[4]

Total dividends and distributions	(0.19)		(0.64)	(0.24)	(0.11)		—		(1.77)

Net asset value, end of period	$27.65		$25.33	$21.40	$23.91		$17.95		$15.89

Total Investment Return[5]
Based on net asset value	22.61%	[6]	21.78%	(9.44)%	33.88%	[7]	12.96%	[7]	(27.99)% [7]

Ratios to Average Net Assets
Total expenses	1.36%	[8]	1.40%	1.42%	1.38%		1.42%		1.50%

Total expenses after fees waived	1.36%	[8]	1.40%	1.42%	1.38%		1.42%		1.50%

Net investment income (loss)	(0.21)%	[8]	0.35%	0.08%	0.27%		(0.01)%		0.36%

Supplemental Data
Net assets, end of period (000)	$453,225		$364,036	$326,001	$360,144		$264,526		$226,362

Portfolio turnover	40%		73%	73%	82%		73%		114%

[1]	Based on average shares outstanding.

[2]	Amount is greater than $(0.01) per share.

[3]	Includes a redemption fee, which is less than $0.005 per share.

[4]	Determined in accordance with federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[6]	Aggregate total investment return.

[7]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[8]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	27

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor B
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$24.05		$20.15	$22.45	$16.93		$15.12		$23.13

Net investment loss[1]	(0.16)		(0.16)	(0.19)	(0.14)		(0.17)		(0.09)
Net realized and unrealized gain (loss)	2.23		4.27	(2.11)	5.66	[2]	1.98	[2]	(6.23)[2]

Net increase (decrease) from investment operations	2.07		4.11	(2.30)	5.52		1.81		(6.32)

Dividends and distributions from:
Net investment income	(0.03)		(0.21)[3]	—	—		—		—
Net realized gain			—	—	—		—		(1.69)[3]

Total dividends and distributions	(0.03)		(0.21)	—	—		—		(1.69)

Net asset value, end of period	$26.09		$24.05	$20.15	$22.45		$16.93		$15.12

Total Investment Return[4]
Based on net asset value	21.93%	[5]	20.55%	(10.25)%	32.60%	[6]	11.97%	[6]	(28.62)% [6]

Ratios to Average Net Assets
Total expenses	2.37%	[7]	2.43%	2.39%	2.29%		2.33%		2.37%

Total expenses after fees waived	2.37%	[7]	2.43%	2.39%	2.29%		2.33%		2.37%

Net investment loss	(1.23)%	[7]	(0.74)%	(0.92)%	(0.67)%		(0.96)%		(0.56)%

Supplemental Data
Net assets, end of period (000)	$5,820		$7,355	$11,968	$25,054		$28,247		$40,600

Portfolio turnover	40%		73%	73%	82%		73%		114%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Financial Highlights (continued)	BlackRock Global SmallCap Fund, Inc.

	Investor C
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011		2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$23.13		$19.57	$21.83	$16.45		$14.68		$22.50

Net investment loss[1]	(0.13)		(0.10)	(0.15)	(0.11)		(0.15)		(0.08)
Net realized and unrealized gain (loss)	2.03		4.11	(2.08)	5.49	[2]	1.92	[2]	(6.05)[2]

Net increase (decrease) from investment operations	1.90		4.01	(2.23)	5.38		1.77		(6.13)

Dividends and distributions from:
Net investment income	(0.09)		(0.45)[3]	(0.03)[3]	—		—		—
Net realized gain	—		—	—	—		—		(1.69)[3]

Total dividends and distributions	(0.09)		(0.45)	(0.03)	—		—		(1.69)

Net asset value, end of period	$24.94		$23.13	$19.57	$21.83		$16.45		$14.68

Total Investment Return[4]
Based on net asset value	22.09%	[5]	20.80%	(10.19)%	32.71%	[6]	12.06%	[6]	(28.58)% [6]

Ratios to Average Net Assets
Total expenses	2.17%	[7]	2.21%	2.27%	2.21%		2.27%		2.35%

Total expenses after fees waived	2.17%	[7]	2.21%	2.27%	2.21%		2.27%		2.35%

Net investment (loss)	(1.02)%	[7]	(0.45)%	(0.78)%	(0.57)%		(0.86)%		(0.51)%

Supplemental Data
Net assets, end of period (000)	$324,526		$273,018	$251,459	$345,372		$293,633		$281,387

Portfolio turnover	40%		73%	73%	82%		73%		114%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	29

Financial Highlights (concluded)	BlackRock Global SmallCap Fund, Inc.

	Class R
	Six Months Ended December 31, 2013 (Unaudited)		Year Ended June 30,
			2013	2012	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$24.13		$20.38	$22.72	$17.09	$15.18		$23.18

Net investment loss[1]	(0.08)		(0.01)	(0.08)	(0.03)	(0.08)		(0.02)
Net realized and unrealized gain (loss)	2.26		4.28	(2.14)	5.71 [2]	1.99	[2]	(6.25)[2]

Net increase (decrease) from investment operations	2.18		4.27	(2.22)	5.68	1.91		(6.27)

Dividends and distributions from:
Net investment income	(0.14)		(0.52)[3]	(0.12)[3]	(0.05)[3]	—		—
Net realized gain	—		—	—	—	—		(1.73)[3]

Total dividends and distributions	(0.14)		(0.52)	(0.12)	(0.05)	—		(1.73)

Net asset value, end of period	$26.17		$24.13	$20.38	$22.72	$17.09		$15.18

Total Investment Return[4]
Based on net asset value	22.36%	[5]	21.28%	(9.76)%	33.24% [6]	12.58%	[6]	(28.37)% [6]

Ratios to Average Net Assets
Total expenses	1.74%	[7]	1.79%	1.83%	1.81%	1.84%		2.00%

Total expenses after fees waived	1.74%	[7]	1.79%	1.83%	1.81%	1.84%		2.00%

Net investment (loss)	(0.59)%	[7]	(0.04)%	(0.37)%	(0.16)%	(0.42)%		(0.13)%

Supplemental Data
Net assets, end of period (000)	$33,334		$29,112	$28,861	$46,316	$38,378		$33,571

Portfolio turnover	40%		73%	73%	82%	73%		114%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.005 per share.

[3]	Determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.005%.

[7]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock EuroFund (“EuroFund”) and BlackRock Global SmallCap Fund, Inc. (“Global SmallCap”) (the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. EuroFund is organized as a Massachusetts business trust. Global SmallCap is organized as a Maryland corporation. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor B and Investor C Shares may be subject to a CDSC. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges and dividend reinvestments by existing shareholders and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan). On June 10, 2013, all of the issued and outstanding shares of EuroFund’s Investor B Shares were converted into Investor A Shares with the same relative aggregate net asset value.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Funds value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deem relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	31

Notes to Financial Statements (continued)

approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of each Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to affect the value of such instruments materially, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g., financial futures contracts and foreign currency exchange contracts), that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

32	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended June 30, 2013. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Securities Lending: The Funds may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral. The initial collateral received by the Funds should have a value of at least 102% of the current value of the loaned securities for securities traded on US exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Funds earn dividend or interest income on the securities loaned but do not receive interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value, and collateral on securities loaned at value, respectively. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of EuroFund’s securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received	Net Amount[1]
Credit Suisse Securities (USA) LLC	$368,003	$(148,750)	$219,253

[1]

The market value of the loaned securities is determined as of December 31, 2013. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of a default by the counterparty.

The following table is a summary of Global SmallCap’s securities lending agreements by counterparty which are subject to offset under a MSLA as of December 31, 2013:

Counterparty	Securities Loaned at Value	Cash Collateral Received[2]	Net Amount
BNP Paribas S.A.	$3,271,892	$(3,271,892)	—
Citigroup Global Markets, Inc.	5,007,286	(5,007,286)	—
Credit Suisse Securities (USA) LLC	11,481,883	(11,481,883)	—
Deutsche Bank Securities, Inc.	2,702,679	(2,702,679)	—
Goldman Sachs & Co.	12,776,963	(12,776,963)	—
JP Morgan Clearing Corp.	8,802,936	(8,802,936)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	5,381,447	(5,381,447)	—
Morgan Stanley	32,089,504	(32,089,504)	—
UBS Securities LLC	7,719,883	(7,719,883)	—

Total	$89,234,473	$(89,234,473)	—

[2]

Collateral with a value of $92,852,762 has been received in connection with securities lending agreement. Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	33

Notes to Financial Statements (continued)

The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities lent. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the six months ended December 31, 2013, any securities on loan were collateralized by cash.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies, in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of December 31, 2013
	Derivative Assets
	Statements of Assets and Liabilities Location	EuroFund	Global SmallCap
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$272	$554

	Derivative Liabilities
	Statements of Assets and Liabilities Location	EuroFund	Global SmallCap
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$19	—

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended December 31, 2013
		Net Realized Gain (Loss) From
		EuroFund	Global SmallCap
Equity contracts:
Financial futures contracts		$177,333	—
Foreign currency exchange contracts:
Foreign currency transactions		239,083	$(152,646)

Total		$416,416	$(152,646)

34	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

	Net Change in Unrealized Appreciation/Depreciation on
	EuroFund	Global SmallCap
Foreign currency exchange contracts:
Foreign currency translations	$(7,268)	$(15,321)

Total	$(7,268)	$(15,321)

For the six months ended December 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	EuroFund	Global SmallCap
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	1	2
Average number of contracts — US dollars sold	2	6
Average US dollar amounts purchased	$217,241	$181,256
Average US dollar amounts sold	$320,919	$2,476,753

Counterparty Credit Risk: A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. Credit risk exists in exchange traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to each Fund from its counterparties are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At December 31, 2013, the Funds derivative assets and liabilities (by type) are as follows:

EuroFund	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$272	$19

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$272	$19

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	35

Notes to Financial Statements (continued)

Global SmallCap	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$554	—

Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to a MNA	$554	—

The following tables present EuroFund’s derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of December 31, 2013:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
JPMorgan Chase Bank N.A.	$272	—	—	—	$272

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citibank N.A.	$19	—	—	—	$19

The following table presents Global SmallCap’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of December 31, 2013:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$530	—	—	—	$530
Deutsche Bank AG	24	—	—	—	24

Total	$554	—	—	—	$554

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on percentage of each Fund’s average daily net assets at the following annual rates:

	Investment Advisory Fee
Average Daily Net Assets	EuroFund	Global SmallCap
First $1 Billion	0.75%	0.85%
$1 — $3 Billion	0.71%	0.80%
$3 — $5 Billion	0.68%	0.77%
$5 to $10 Billion	0.65%	0.74%
Greater than $10 Billion	0.64%	0.72%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations.

The Manager, with respect to EuroFund, entered into a sub-advisory agreement with BIM and BlackRock International Ltd, (“BIL”), both affiliates of the Manager. The Manager pays BIM and BIL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Manager, with respect to Global SmallCap, entered into a subadvisory agreement with BIM. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

36	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

For the six months ended December 31, 2013, each Fund reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

EuroFund	$1,380
Global SmallCap	$4,765

The Funds entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B, Investor C and Class R shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended December 31, 2013, the Funds paid the following to affiliates in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	EuroFund	Global SmallCap
Institutional	—	$121

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended December 31, 2013, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	EuroFund	Global SmallCap
Institutional	$1,399	$949
Investor A	$2,566	$27,599
Investor B	—	$107
Investor C	$185	$1,837
Class R	$78	$887

For the six months ended December 31, 2013, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
EuroFund	$4,771
Global SmallCap	$57,288

For the six months ended December 31, 2013, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
EuroFund	—	—	$1,762
Global SmallCap	$1,167	$1,067	$10,069

The Funds received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, is shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM, if any, is disclosed in the Schedules of Investments. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of rebates paid to, or fees paid by, borrowers of securities. The Funds retain 65% of securities lending income and pays a fee to BIM equal to 35% of such income. The Funds benefit from a borrower default indemnity provided by BlackRock. As securities lending agent, BIM bears all operational costs directly related to securities lending as well as the cost of borrower default indemnification. BIM does not receive any fees for managing the cash collateral. The share of income earned by the Funds is shown as securities lending — affiliated – net in the Statements of Operations. For the six month ended December 31, 2013, BIM received $1,971 and $476,366 in securities lending agent fees related to securities lending activities for EuroFund and Global SmallCap, respectively.

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	37

Notes to Financial Statements (continued)

a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. For the six months ended December 31, 2013, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Global SmallCap	$129,465	$360,320

During the six months ended December 31, 2013, the Funds received payments from an affiliate to compensate for foregone securities lending revenue, which is included in Other income — affiliated in the Statements of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2013 were as follows:

	Purchases	Sales
EuroFund	$225,309,555	$139,575,995
Global SmallCap	$426,703,239	$406,035,540

7. Income Tax Information:

As of June 30, 2013, EuroFund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires June 30,
2017	$38,781,995
2018	85,950,061
No Expiration Date[1]	5,183,861

Total	$129,915,917

[1]	Must be utilized prior to losses subject to expiration.

As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	EuroFund	Global SmallCap
Tax cost	$326,588,197	$941,909,177

Gross unrealized appreciation	$77,806,671	$329,239,266
Gross unrealized depreciation	(2,473,342)	(61,576,537)

Net unrealized appreciation	$75,333,329	$267,662,729

8. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are parties to a 364-day, $800 million credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2014. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.065% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees, which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the six months ended December 31, 2013.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial

38	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Notes to Financial Statements (continued)

reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in US securities. Please see the Schedules of Investments for concentrations in specific countries.

Each Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

As of December 31, 2013, the Funds had the following industry classifications:

Industry	EuroFund	Global SmallCap
Pharmaceuticals	14%	4%
Commercial Banks	13	6
Oil, Gas & Consumable Fuels	8	8
Wireless Telecommunication Services	5	1
Insurance	4	3
Software	2	5
Health Care Equipment & Supplies	—	6
Other[1]	54	67

[1]	All other industries held were each less than 5% of long-term investments.

10. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended December 31, 2013		Year Ended June 30, 2013
EuroFund	Shares	Amount	Shares	Amount
Institutional
Shares sold	6,163,759	$95,068,518	665,181	$8,730,734
Shares issued to shareholders in reinvestment of dividends	139,937	2,194,211	69,951	900,947
Shares redeemed	(738,991)	(11,366,492)	(1,403,525)	(18,046,695)

Net increase (decrease)	5,564,705	$85,896,237	(668,393)	$(8,415,014)

Investor A
Shares sold and automatic conversion of shares	810,434	$12,380,599	2,563,311	$31,952,079
Shares issued to shareholders in reinvestment of dividends	93,249	1,436,035	161,813	2,045,172
Shares redeemed	(782,872)	(11,745,390)	(7,469,947)	(96,349,545)

Net increase (decrease)	120,811	$2,071,244	(4,744,823)	$(62,352,294)

Investor B2
Shares sold	—	—	4,998	$50,389
Shares issued to shareholders in reinvestment of dividends	—	—	—	—
Shares redeemed and automatic conversion of shares	—	—	(111,871)	(1,238,438)

Net decrease	—	—	(106,873)	$(1,188,049)

Investor C
Shares sold	356,879	$3,920,547	196,950	$1,832,496
Shares issued to shareholders in reinvestment of dividends	12,748	141,762	8,037	73,852
Shares redeemed	(173,642)	(1,881,863)	(432,802)	(3,980,039)

Net increase (decrease)	195,985	$2,180,446	(227,815)	$(2,073,691)

Class R
Shares sold	28,923	$333,476	48,275	$484,895
Shares issued to shareholders in reinvestment of dividends	1,221	14,502	1,197	11,724
Shares redeemed	(43,629)	(493,759)	(61,806)	(614,774)

Net decrease	(13,485)	$(145,781)	(12,334)	$(118,155)

Total Net Increase (Decrease)	5,868,016	$90,002,146	(5,760,238)	$(74,147,203)

[2] At the close of business on June 10, 2013, all of the issued and outstanding Investor B shares of EuroFund converted to Investor A Shares of the Fund.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	39

Notes to Financial Statements (concluded)

	Six Months Ended December 31, 2013		Year Ended June 30, 2013
Global Smallcap	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,383,000	$39,838,981	2,690,237	$64,950,373
Shares issued to shareholders in reinvestment of dividends and distributions	921,493	24,972,441	198,443	4,520,441
Shares redeemed	(1,211,575)	(35,179,114)	(1,968,850)	(47,109,236)

Net increase (decrease)	1,092,918	$29,632,308	919,830	$22,361,578

Investor A
Shares sold and automatic conversion of shares	2,102,714	$58,738,824	3,420,485	$81,588,752
Shares issued to shareholders in reinvestment of dividends and distributions	1,659,667	43,798,495	350,900	7,824,984
Shares redeemed	(1,739,828)	(48,452,067)	(4,630,542)	(107,465,319)

Net increase (decrease)	2,022,553	$54,085,252	(859,157)	$(18,051,583)

Investor B
Shares sold	6,847	$181,844	19,237	$427,885
Shares issued to shareholders in reinvestment of dividends and distributions	21,435	534,159	3,416	72,669
Shares redeemed and automatic conversion of shares	(111,126)	(2,914,086)	(310,754)	(6,876,966)

Net increase (decrease)	(82,844)	$(2,198,083)	(288,101)	$(6,376,412)

Investor C
Shares sold	1,118,313	$28,535,312	1,587,817	$34,569,493
Shares issued to shareholders in reinvestment of dividends and distributions	1,356,221	32,305,042	227,597	4,654,199
Shares redeemed	(1,266,217)	(32,214,529)	(2,858,564)	(61,288,987)

Net increase (decrease)	1,208,317	$28,625,825	(1,043,150)	$(22,065,295)

Class R
Shares sold	184,079	$4,877,620	351,551	$7,942,874
Shares issued to shareholders in reinvestment of dividends and distributions	149,096	3,724,423	31,312	666,318
Shares redeemed	(265,874)	(6,981,406)	(592,648)	(13,296,592)

Net increase (decrease)	67,301	$1,620,637	(209,785)	$(4,687,400)

Total Net Increase (Decrease)	4,308,245	$111,765,939	(1,480,363)	$(28,819,112)

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Officers and Directors

Robert M. Hernandez, Chairman of the Board and Director

Fred G. Weiss, Vice Chairman of the Board and Director

Paul L. Audet, President1 and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Donald W. Burton, Director

Honorable Stuart E. Eizenstat, Director

Laurence D. Fink, Director

Kenneth A. Froot, Director

Henry Gabbay, Director

John F. O’Brien, Director

Roberta Cooper Ramo, Director

David H. Walsh, Director

John M. Perlowski, President2 and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

[1]	For EuroFund.

[2]	For Global SmallCap Fund.

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisors

BlackRock Investment Management, LLC

Princeton, NJ 08540

BlackRock International Limited3

Edinburgh, EH3 8BL, United Kingdom

Custodians

Brown Brothers Harriman & Co.

Boston, MA 02109

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

[3]	For EuroFund only.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	41

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

42	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	DECEMBER 31, 2013	43

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Core Bond Portfolio

BlackRock CoreAlpha Bond Fund

BlackRock CoRI Funds

2015	2021
2017	2023
2019

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BlackRock Short-Term Municipal Fund

BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath Active Portfolios		LifePath Index Portfolios
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
	LifePath Portfolios
BlackRock Prepared Portfolios	Retirement	2040
Conservative Prepared Portfolio	2020	2045
Moderate Prepared Portfolio	2025	2050
Growth Prepared Portfolio	2030	2055
Aggressive Growth Prepared Portfolio	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

44	SEMI-ANNUAL REPORT	DECEMBER 31, 2013

This report is transmitted to shareholders only. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see each Fund’s current prospectus for a description of risks associated with global investments.

EGSC-12/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: February 28, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: February 28, 2014